Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Supplement dated November 30, 2016 to the

Statement of Additional Information

dated July 28, 2016

Effective immediately, the sub-sections titled “Board of Trustees Composition and Fund Leadership Structure,” “Compensation of Trustees and Officers,” “Trustee Qualifications,” “Board of Trustees Leadership Structure and Risk Oversight,” and “Standing Committees,” within the “MANAGEMENT” section of the Statement of Additional Information, are amended and restated in their entirety as follows:

Board of Trustees Composition and Fund Leadership Structure

The identity of the Trustees and officers of the Fund, and brief biographical information regarding each Trustee and officer during the past five years, is set forth below. Unless otherwise noted, the business address of each officer and Trustee is c/o Blackstone Alternative Investment Advisors LLC, 345 Park Avenue, 28th Floor, New York, New York 10154.

Independent Trustees:

Name and Year of Birth of Independent Trustees	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee During the Past 5 Years
John M. Brown (1959)	Trustee	March 2013 to Present	Retired (2004-Present)	4	None

Peter M. Gilbert (1947)	Trustee	February 2016 to Present	Retired (2015-Present); CIO, Lehigh Endowment Fund (2007-2015)	4	None

Paul J. Lawler (1948)	Trustee	March 2013 to Present	Retired (2011-Present)	4	Trustee, First Eagle Funds (9 portfolios)

Kristen Leopold (1967)	Trustee	March 2013 to Present	CFO, WFL Real Estate Services, LLC (2006-Present); CFO, KL Associates LLC (Hedge Fund Consulting) (2007-2014)	4	Trustee, CPG Alternative Strategies Fund LLC; Trustee, CPG Carlyle Fund LLC; Trustee, CPG Carlyle Master Fund, LLC

Interested Trustees:

Name and Year of Birth of Interested Trustees	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee During the Past 5 Years
Frank J. Coates[3] (1964)	Trustee	March 2013 to Present	Executive Managing Director,[4] Envestnet, Inc. (Wealth Management Solutions) (2016-Present); CEO, Wheelhouse Analytics, LLC (Technology Solutions) (2010-2016)	4	None

Peter Koffler[5] (1956)	Trustee	August 2012 to Present	Senior Managing Director,[4] The Blackstone Group L.P. (“Blackstone”) (2012-Present); General Counsel, BAIA and Blackstone Alternative Asset Management L.P. (“BAAM”) (2010-Present); Chief Compliance Officer, Blackstone (2013-2016); Managing Director,[4] Blackstone (2006-2011); Chief Compliance Officer, BAAM (2008-2012)	4	None

[1]	Term of office of each Trustee is indefinite until his or her resignation, removal, or death. Any Trustee of the Fund may be removed from office in accordance with the provisions of the Trust’s Agreement and Declaration of Trust (“Declaration of Trust”) and Bylaws.
[2]	As of the date of this SAI, the “Fund Complex” consists of BAMSF, Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, and Blackstone Alternative Alpha Master Fund.
[3]	Mr. Coates is being treated as an “interested person” of the Fund, as defined in the 1940 Act, due to his employment by Envestnet, Inc., which conducts business with certain Sub-Advisers and may conduct business with the Adviser and/or its affiliates in the future.
[4]	Executive title, not a board directorship.
[5]	Mr. Koffler is an “interested person” of the Fund, as defined in the 1940 Act, due to his position with the Adviser and its affiliates.

Officers:

Name and Year of Birth of Officers	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Stephen Buehler (1977)	Secretary	August 2012 to Present	Managing Director,[2] Blackstone (2014-Present); Vice President, Blackstone (2012-2013)

Brian F. Gavin (1969)	President (Principal Executive Officer)	August 2012 to Present	Chief Operating Officer & Senior Managing Director,[2] Blackstone (2007-Present)

James Hannigan (1983)	Chief Compliance Officer, Anti-Money Laundering Officer, and Chief Legal Officer	Chief Compliance Officer and Anti-Money Laundering Officer (August 2016 to Present); Chief Legal Officer (March 2015 to Present)	Vice President, Blackstone (2014-present); Associate, Blackstone (2012-2013); Assistant Vice President, FRM Americas, LLC (2011-2012)

Arthur Liao (1972)	Treasurer (Principal Financial and Accounting Officer)	August 2012 to Present	Senior Managing Director,[2] Blackstone (2016-Present); Chief Financial Officer, BAIA and BAAM (2007-Present); Managing Director,[2] Blackstone (2007-2015)

[1]	Term of office of each Officer is indefinite until his or her death, resignation, removal, or disqualification.
[2]	Executive title, not a board directorship.

For each Trustee, the following tables disclose the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund Complex as of December 31, 2015:

Independent Trustees:

Name of Independent Trustee	Dollar Range in Equity Securities in BAMSF	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Fund Complex
John M. Brown	Over $100,000	Over $100,000
Peter M. Gilbert*	None	None
Paul J. Lawler	Over $100,000	Over $100,000
Kristen M. Leopold	$50,001-$100,000	$50,001-$100,000

*	Appointed to the Board effective as of February 24, 2016.

Interested Trustees:

Name of Interested Trustee*	Dollar Range in Equity Securities in BAMSF	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Fund Complex
Frank J. Coates	None	Over $100,000
Peter Koffler	None	None

*	Deemed to be an “interested person” of the Fund, as defined in the 1940 Act.

For Independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund as of December 31, 2015:

Name of Independent Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
John M. Brown	N/A	N/A	N/A	N/A	N/A
Peter M. Gilbert*	N/A	N/A	N/A	N/A	N/A
Paul J. Lawler	N/A	N/A	N/A	N/A	N/A
Kristen M. Leopold	N/A	N/A	N/A	N/A	N/A

*	Appointed to the Board effective as of February 24, 2016.

Compensation of Trustees and Officers

Each of the Independent Trustees and Mr. Coates are paid by the Fund $72,000 per fiscal year in aggregate for their services to the Fund. The Chairpersons of the Board of Trustees and the Audit Committee are paid an additional $3,000 per fiscal year. The Fund also pays for the Trustees’ travel expenses related to Board of Trustees meetings. The Trustees do not receive any pension or retirement benefits from the Fund. The following table sets forth information covering the total compensation payable by the Fund during its fiscal year ended March 31, 2016 to the persons who serve, and who are expected to continue serving, as Trustees of the Fund during such period:

Independent Trustees:

Name of Independent Trustee	Aggregate Compensation From Funds	Total Compensation From Fund Complex[1]
John M. Brown	$56,000	$90,000
Peter M. Gilbert[2]	$18,000	$27,500
Paul J. Lawler	$53,000	$85,000
Kristen M. Leopold	$56,000	$90,000

[1]	These amounts represent aggregate compensation for the services of each Trustee to each fund in the Fund Complex, for which each Trustee serves as trustee. The Fund Complex currently consists of the Fund, Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, and Blackstone Alternative Alpha Master Fund. For the fiscal year ended March 31, 2016, the Fund Complex also included an additional series of the Trust that has since been liquidated.
[2]	Appointed to the Board effective as of February 24, 2016.

Interested Trustees:

Name of Interested Trustee	Aggregate Compensation From Funds	Total Compensation From Funds and FundComplex*
Frank J. Coates	$53,000	$85,000
Peter Koffler	None	None

*	These amounts represent aggregate compensation for services of each Trustee to each fund in the Fund Complex, for which each Trustee serves as trustee. The Fund Complex currently consists of the Fund, Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, and Blackstone Alternative Alpha Master Fund. For the fiscal year ended March 31, 2016, the Fund Complex also included an additional series of the Trust that has since been liquidated.

Trustee Qualifications

The Board of Trustees has considered the following factors, among others, in concluding that the Trustees possess the requisite experience, qualifications, attributes and/or skills to serve as Board of Trustees members: his or her character and integrity; his or her professional experience; his or her willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and as to each Trustee other than Messrs. Koffler and Coates, his or her status as not being an “interested person” (as defined in the 1940 Act) of the Fund. The Board of Trustees believes that the Trustees’ ability to review, critically evaluate, question and discuss information provided to them, to interact effectively with BAIA, other service providers, counsel, and independent auditors, and to exercise effective business judgment in the performance of their duties, support its conclusion. In addition, the Board of Trustees has considered the following particular attributes as to the various individual Trustees:

Mr. Brown, investment management experience and experience as a board member and/or executive officer of various businesses and other organizations.

Mr. Coates, business and finance expertise and training as a Chartered Financial Analyst and experience as a chief executive officer, board member and/or executive officer of various registered investment companies and other businesses within the asset management industry.

Mr. Gilbert, investment management experience as former chief investment officer and experience as a board member of various businesses and other organizations.

Mr. Koffler, professional training and experience as a business lawyer focusing on the investment management industry and his perspective on Board of Trustees matters as a senior executive of Blackstone Alternative Asset Management L.P., an affiliate of BAIA.

Mr. Lawler, business, finance and investment management expertise, training as a Chartered Financial Analyst, and experience as a chief investment officer, board member and/or executive officer of various large independent universities, foundations, registered investment companies, businesses and other organizations.

Ms. Leopold, business, finance and accounting expertise and training as a Certified Public Accountant and experience as a chief financial officer and/or auditor and manager at an alternative asset management company and a multi-national accounting firm.

References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees by reason thereof.

Board of Trustees Leadership Structure and Risk Oversight

The Board of Trustees is responsible for the general oversight of the Fund’s affairs and for ensuring that the Fund is managed in the best interests of its shareholders. The Board of Trustees will regularly review the Fund’s investment performance as well as the quality of services provided to the Fund and its shareholders by BAIA and its affiliates, by the Sub-Advisers, and by the Fund’s other service providers. The Board of Trustees will review and evaluate, at least annually, the fees and operating expenses paid by the Fund for these services. In carrying out these responsibilities, the Board of Trustees will be assisted by the Fund’s auditors, independent counsel to the Independent Trustees, and other persons as appropriate, who are selected by and responsible to the Board of Trustees. In addition, the Fund’s Chief Compliance Officer reports directly to the Board of Trustees.

Currently, all but two of the Trustees are Independent Trustees. The Independent Trustees must vote separately to approve all financial arrangements and other agreements with the Fund’s investment adviser, BAIA, and other affiliated parties. The Independent Trustees will meet regularly as a group in executive session, which will not include representatives of BAIA, except by invitation. An Independent Trustee currently serves as Chairman of the Board of Trustees of the Fund.

Taking into account the number and complexity of the registered investment companies overseen by the Board of Trustees within the Fund Complex and the amount of assets under management in the Fund, the Board of Trustees has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board of Trustees. These committees, which are described in more detail below, review and evaluate matters specified in their charters and make recommendations to the Board of Trustees as they deem appropriate. Each committee may utilize the resources of the Fund’s counsel and auditors as well as other persons. The committees meet from time to time, either in conjunction with regular meetings of the Board of Trustees or otherwise. The membership and chair of each committee consists exclusively of Independent Trustees.

The Board of Trustees oversees risk as part of its broader oversight of Fund’s affairs. While risk management is primarily the responsibility of the Fund’s investment adviser, BAIA, the Board of Trustees will regularly receive reports, including reports from BAIA and the Fund’s Chief Compliance Officer, regarding investment risks, compliance risks, and certain other risks applicable to the Fund. The Board committees may focus on different aspects of these risks within the scope of the committees’ authority.

The Board of Trustees recognizes that not all risks that may affect the Fund can be identified, that it will not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, that reports received by the Trustees with respect to risk management matters typically will be summaries of the relevant information, and that the processes, procedures and controls employed to address risks may be limited in their effectiveness. As a result of the foregoing and other factors, risk management oversight by the Board of Trustees and by the committees is subject to substantial limitations.

Standing Committees

The Board of Trustees has the authority to establish committees, which may exercise the power and authority of the Trustees to the extent the Board of Trustees determines. The committees assist the Board of Trustees in performing its functions and duties under the 1940 Act and Massachusetts law. The Board of Trustees currently has established two standing committees: the Audit Committee and the Nominating Committee.

Audit Committee

The Audit Committee of the Fund, which consists of Ms. Leopold and Messrs. Gilbert and Lawler, provides oversight with respect to the accounting and financial reporting policies and practices of the Fund and, among other things, considers the selection of an independent registered public accounting firm for the Fund and the scope of the audit, and approves all services proposed to be performed by the independent registered public accounting firm on behalf of the Fund and, under certain circumstances, BAIA and certain affiliates. The Audit Committee met three times during the most recent fiscal year.

Nominating Committee

The Nominating Committee of the Fund, which consists of Messrs. Brown, Gilbert, and Lawler, meets to select nominees for election as Trustees of the Fund and considers other matters of Board of Trustees policy, including reviewing and making recommendations to the Board of Trustees with respect to the compensation of the Independent Trustees. It is the policy of the Nominating Committee to consider nominees properly submitted by shareholders. In accordance with the terms of the Nominating Committee Charter, shareholders who wish to recommend a nominee should send a nomination to the Secretary of the Trust which includes biographical information and sets forth the qualifications of a proposed nominee. The recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Nominating Committee and to serve if elected by shareholders. The Nominating Committee met two times during the most recent fiscal year.

Shareholders should retain this Supplement for future reference.